Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	Zhongchao Inc.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Zhongchao Inc. (the “Company”) is filing this Amendment No. 1 (this “Form 20-F/A”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the “Original Form 20-F”), as originally filed with the Securities and Exchange Commission on April 30, 2021. This Form 20-F/A, which replaces in its entirety the Original Form 20-F, is being filed solely for the purpose of including a management’s report assessing internal control over financial reporting within Item 15 of the Original Form 20-F. This Form 20-F/A includes new certifications as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, from our Chief Executive Officer and Chief Financial Officer, dated as of the date of filing of this Form 20-F/A. This Form 20-F/A reflects information as of the original filing date of the Original Form 20-F, does not reflect events occurring after that date and does not modify or update in any way disclosures made in the Original Form 20-F, except as specifically noted above. Among other things, forward-looking statements made in the Original Form 20-F have not been revised to reflect events, results, or developments that have occurred or facts that have become known to us after the date of the Original Form 20-F (other than as discussed above), and such forward-looking statements should be read in their historical context. Accordingly, this Amendment No. 1 should be read in conjunction with our filings made with the Securities and Exchange Commission subsequent to the filing of the Original Form 20-F.
Entity Central Index Key	0001785566
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-39229
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	19,435,423
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,497,715